MNY-Q1

Quarterly Report
June 30, 2025
MFS®  New York
Municipal Bond Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.0%
Airport Revenue – 8.4%
New York Transportation Development Corp., Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	$900,000	$900,921
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	1,500,000	1,499,774
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	2,000,000	2,001,540
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), Capital Appreciation, “B”, AGM, 0%, 12/31/2054	1,500,000	926,177
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	1,000,000	1,032,993
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	2,000,000	1,963,091
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,810,000	1,811,095
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport, Terminal B Redevelopment), “A”, AGM, 4%, 7/01/2031	2,000,000	2,000,213
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2040	1,500,000	1,325,903
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	750,000	756,339
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	90,137
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,002
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	129,150
		$14,517,335
General Obligations - General Purpose – 3.5%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$615,000	$563,102
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	118,007	124,475
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	114,620	123,632
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	108,689	106,040
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	184,514	177,658
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	83,850	79,888
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	114,004	101,313
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	354,563	302,944
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	139,873	96,699
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	2,000,000	1,908,340
New York, NY, “B-1”, 3%, 10/01/2044	1,825,000	1,363,229
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,009
State of Illinois, General Obligation, 5.5%, 5/01/2039	215,000	225,208
State of Illinois, General Obligation, 5.75%, 5/01/2045	200,000	207,603
Yonkers, NY, General Obligation, “F”, BAM, 5%, 11/15/2042	750,000	779,268
		$6,164,408
Healthcare Revenue - Hospitals – 11.8%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$449,983
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	299,999
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	589,535
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	2,000,000	2,035,737
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,605,000	1,463,838
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	1,909,327
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	1,977,917
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	1,500,000	1,207,120
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	3,000,000	2,628,215
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	3,500,000	3,642,633
Westchester County, NY, Health Care Corp. Rev., “B”, 6%, 11/01/2030	115,000	115,181
Westchester County, NY, Local Development Corp. Rev. (New York Blood Center Project), 5%, 7/01/2038	1,000,000	1,050,341
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	1,500,000	1,502,572

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2053	$1,500,000	$1,596,652
		$20,469,050
Healthcare Revenue - Long Term Care – 2.5%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,012,445
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), “A”, 4%, 11/01/2045	2,000,000	1,734,115
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	750,509
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	914,954
		$4,412,023
Industrial Revenue - Airlines – 4.2%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	$1,500,000	$1,378,645
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	1,000,000	1,000,005
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,035,000	1,055,369
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	2,500,000	2,569,369
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,500,000	1,337,523
		$7,340,911
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$255,000	$186,046
Miscellaneous Revenue - Other – 5.6%
Battery Park, NY, Authority Senior Rev., “A”, 5%, 11/01/2053	$2,000,000	$2,051,874
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2055	1,000,000	1,012,226
New York City, NY, Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	264,261
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,940,000	1,895,833
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	1,500,000	1,499,938
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,660,000	1,660,143
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	563,599
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	743,549
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	90,000	90,742
		$9,782,165
Multi-Family Housing Revenue – 17.5%
Erie County, NY, Industrial Development Agency Multi-Family (Westchester Park Preservation LP Project), FNMA, 4.25%, 2/01/2041	$1,970,000	$1,861,423
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage, 4.84%, 11/01/2040	618,465	621,241
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage (Andrews Terrace Community Partners LP Project), “A”, FNMA, 4.72%, 1/01/2044	2,000,000	1,979,888
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	637,594	617,397
New York Housing Finance Agency 320 West 38th Street Housing Rev., “A”, FHLMC, 3.57%, 5/01/2042 (Put Date 11/01/2031)	1,500,000	1,486,875
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	340,000	307,697
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	1,885,000	1,856,045
New York Housing Finance Agency Affordable Housing Rev., “F-1”, 5.1%, 11/01/2052	1,000,000	1,005,821
New York Housing Finance Agency Affordable Housing Rev., “F-1”, 5.15%, 11/01/2057	1,200,000	1,208,111
New York Housing Finance Agency Affordable Housing Rev., “G-1”, HUD Section 8, 4.625%, 11/01/2042	350,000	347,348
New York Housing Finance Agency Affordable Housing Rev., “G-1”, HUD Section 8, 4.8%, 11/01/2047	1,000,000	986,715
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “D-1”, 4.5%, 11/01/2054	500,000	469,604

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “F”, 5.25%, 12/15/2031 (n)	$500,000	$511,835
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “D-2”, 4.45%, 11/01/2049	1,000,000	944,321
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.6%, 11/01/2042	1,000,000	985,977
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.75%, 11/01/2047	500,000	489,986
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.85%, 11/01/2052	500,000	491,757
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “D”, 4.3%, 11/01/2063 (Put Date 11/01/2028)	500,000	509,769
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	2,500,000	1,623,199
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	1,730,000	1,595,347
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,610,000	2,228,433
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “C-1”, 4.25%, 11/01/2052	2,500,000	2,210,610
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “F-1”, 2.25%, 11/01/2041	1,535,000	1,070,613
New York, NY, Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “D”, 4%, 12/15/2031	1,000,000	1,023,931
Riverhead, NY, IDA Economic Job Development Corp. Multi-Family (River Pointe Apartments Project), FNMA, 4.5%, 2/01/2041	1,980,398	1,952,326
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing LP Project), 4.3%, 6/01/2046 (Put Date 5/01/2041)	1,980,000	1,929,416
		$30,315,685
Port Revenue – 2.0%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$2,000,000	$1,407,285
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	2,485,000	2,049,917
		$3,457,202
Sales & Excise Tax Revenue – 3.7%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$185,000	$163,758
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	750,000	751,565
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,475
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	63,000	60,386
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	200,000	183,873
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,830,000	1,720,435
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	451,000	423,184
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	210,000	197,048
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	635,000	578,657
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	17,000	14,508
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	942,000	734,961
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	904,000	642,574
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	416,000	131,725
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	545,000	527,287
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	255,000	246,713
		$6,380,149
Secondary Schools – 5.7%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,014,990
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2029	320,000	321,903
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2036	400,000	385,935
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2042	550,000	534,938
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2056	550,000	501,694
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	746,618
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2052	2,000,000	1,967,809
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2031 (n)	315,000	304,506

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2041 (n)	$610,000	$511,620
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2051 (n)	1,265,000	959,034
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	675,486
Build NYC Resource Corp. Rev. (Success Academy Charter Schools Project), 4%, 9/01/2044	1,000,000	889,710
Nassau County, NY, Local Economic Assistance Corp., Education Rev. (Friends of Roosevelt Children's Academy Charter School, Inc. Project), “A”, 5%, 7/01/2055	1,000,000	933,861
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	240,000	240,366
		$9,988,470
Single Family Housing - State – 3.2%
New York Mortgage Agency Homeowner Mortgage Rev., “211”, 3.8%, 10/01/2048	$360,000	$304,997
New York Mortgage Agency Homeowner Mortgage Rev., “212”, 3.7%, 10/01/2033	335,000	318,338
New York Mortgage Agency Homeowner Mortgage Rev., “217”, 3.625%, 4/01/2039	355,000	317,315
New York Mortgage Agency Homeowner Mortgage Rev., “239”, 3.25%, 10/01/2051	755,000	746,654
New York Mortgage Agency Homeowner Mortgage Rev., “264”, 4.6%, 10/01/2054	1,000,000	954,759
New York Mortgage Agency Homeowner Mortgage Rev., “266”, 4.7%, 10/01/2052	1,000,000	969,032
New York Mortgage Agency Homeowner Mortgage Rev., “258”, 4.45%, 10/01/2044	1,000,000	966,592
New York Mortgage Agency Homeowner Mortgage Rev., “258”, 4.6%, 10/01/2049	1,000,000	950,784
		$5,528,471
State & Local Agencies – 1.8%
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	$125,000	$146,314
New York Dormitory Authority Rev., State Personal Income Tax Rev., 3%, 3/15/2050	1,225,000	867,154
Yonkers, NY, Industrial Development Agency, School Facility Rev. (New Community School Project), 5%, 5/01/2042	2,000,000	2,069,442
		$3,082,910
Tax - Other – 5.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$140,000	$137,821
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	325,000	336,106
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	690,000	708,742
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	1,780,000	464,499
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	100,000	100,707
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	300,000	295,428
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,800,000	1,607,885
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-1”, 4%, 5/15/2046	2,000,000	1,788,202
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “B-1”, 5.25%, 5/15/2054	2,000,000	2,065,925
Triborough Bridge & Tunnel Authority Rev., NY, Real Estate Transfer Tax (MTA Bridges and Tunnels), “A”, 5.25%, 12/01/2054	2,000,000	2,063,962
		$9,569,277
Tobacco – 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$695,000	$575,833
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	175,000	149,192
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	500,000	454,969
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,006,462
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,004,279
		$3,190,735
Toll Roads – 1.2%
New York Thruway Authority General Rev., “P”, 5.25%, 1/01/2054	$2,000,000	$2,071,014
Transportation - Special Tax – 7.1%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 5%, 11/15/2033	$2,000,000	$2,153,934
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	1,340,000	1,152,502
Metropolitan Transportation Authority, NY, Transportation Refunding Green Rev. (Climate Bond Certified), BAM, 4%, 11/15/2048	2,000,000	1,720,718
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	1,830,000	1,515,512

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Metropolitan Transportation Authority, NY, Transportation Rev., “A-2”, FLR, 3.748% (67% of SOFR + 0.8%), 11/01/2032 (Put Date 4/01/2026)	$1,500,000	$1,499,917
Metropolitan Transportation Authority, NY, Transportation Rev., “B”, BAM, 5%, 11/15/2052	3,100,000	3,089,035
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	1,000,000	842,706
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	435,000	346,385
		$12,320,709
Universities - Colleges – 5.7%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$125,041
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	880,000	865,124
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), “A”, 3%, 7/01/2051	3,000,000	2,015,436
Monroe County, NY, Industrial Development Corp. Rev. (St. John Fisher University Project), 5.25%, 6/01/2049	635,000	651,234
Monroe County, NY, Industrial Development Corp. Rev. (St. John Fisher University Project), 5.25%, 6/01/2054	850,000	863,332
New York Dormitory Authority Rev. (Iona University), AGM, 5%, 7/01/2051	1,000,000	998,805
New York Dormitory Authority Rev. (New School), “A”, 4.25%, 7/01/2050	1,000,000	876,978
New York Dormitory Authority Rev. (Pace University), “A”, 5.5%, 5/01/2056	1,000,000	998,417
New York Dormitory Authority, Institute of Technology Rev., 5.25%, 7/01/2049	1,500,000	1,533,786
Oneida County, NY, Local Development Corp. Rev. (Hamilton College Project), 5%, 7/01/2051	750,000	783,773
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University), “B”, 5%, 9/01/2039	200,000	198,659
		$9,910,585
Utilities - Municipal Owned – 0.3%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$375,000	$204,844
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	250,000	136,562
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	115,000	62,819
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	30,000	29,482
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	180,000	98,325
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	75,000	40,969
		$573,001
Utilities - Other – 3.0%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$525,000	$521,136
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	1,265,000	1,330,291
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,210,000	1,267,985
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	1,085,000	1,275,290
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	705,000	739,942
		$5,134,644
Water & Sewer Utility Revenue – 3.4%
Buffalo, NY, Municipal Water Finance Authority, Water System Rev., “A”, AGM, 4%, 7/01/2046	$1,500,000	$1,339,597
Great Neck North, NY, Water Authority System Rev., 3%, 11/01/2044	1,340,000	1,064,187
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	345,000	340,804
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	101,715
New York, NY, Municipal Finance Authority, Water & Sewer System Second General Resolution Rev., “AA1”, 5.25%, 6/15/2053	2,000,000	2,080,646
Upper Mohawk Valley, NY, Regional Water Finance Authority Water System Rev., BAM, 4.25%, 4/01/2048	500,000	465,861
Upper Mohawk Valley, NY, Regional Water Finance Authority Water System Rev., BAM, 4.25%, 4/01/2052	500,000	456,425
		$5,849,235
Total Municipal Bonds		$170,244,025
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$549,663	$183,642

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.2%
General Obligations - General Purpose – 0.2%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$449,666	$276,544
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.35% (v)	1,247,208	$1,247,333

Other Assets, Less Liabilities – 1.0%		1,720,225
Net Assets – 100.0%		$173,671,769

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$1,247,333 and $170,704,211, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$7,691,578, representing 4.4% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

FNMA	Federal National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$170,520,569	$—	$170,520,569
U.S. Corporate Bonds	—	183,642	—	183,642
Investment Companies	1,247,333	—	—	1,247,333
Total	$1,247,333	$170,704,211	$—	$171,951,544
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,985,544	$11,860,047	$14,598,121	$(229)	$92	$1,247,333

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$43,365	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2025, are as follows:
New York	86.7%
Puerto Rico	3.9%
California	2.2%
Illinois	1.3%
Alabama	1.1%
Guam	1.0%
Colorado	0.7%
New Hampshire	0.4%
Ohio	0.4%
Tennessee	0.4%
Wisconsin	0.4%
Michigan	0.2%
Virginia	0.2%
Mississippi	0.1%
New Jersey	0.1%
Texas	0.1%
U.S. Virgin Islands	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.